UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT 59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Arthur P. Sims
Title:		President
Phone:		800-634-5526

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]               [Date]

         Arthur P. Sims              Great Falls, Montana        Dec. 31, 2004

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors


FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             58

Form 13F Information Table Value Total:    $25,255,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 442      5396     SH       SOLE                 5396
ALBERTSONS INC.                COM              013104104 383      16095    SH       SOLE                 16095
ALTRIA GROUP INC               COM              02209S103 342      5605     SH       SOLE                 5605
ANHEUSER BUSCH COMPANIES, INC. COM              035229103 224      4430     SH       SOLE                 4430
APOLLO GROUP INC CL A          COM              037604105 317      3935     SH       SOLE                 3935
BANK OF AMERICA CORP           COM              060505104 471      10032    SH       SOLE                 10032
BAXTER INTERNATIONAL CORP.     COM              071813109 248      7198     SH       SOLE                 7198
BP PLC ADS                     COM              055622104 388      6656     SH       SOLE                 6656
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 215      8430     SH       SOLE                 8430
CAPITAL ONE FINANCIAL          COM              14040H105 269      3210     SH       SOLE                 3210
CATO CORP CL A                 COM              149205106 214      7450     SH       SOLE                 7450
CHEVRONTEXACO CORP             COM              166764100 677      12900    SH       SOLE                 12900
CISCO SYSTEMS INC.             COM              17275R102 247      12860    SH       SOLE                 12860
CITIGROUP INC                  COM              172967101 264      5507     SH       SOLE                 5507
COCA-COLA CO                   COM              191216100 237      5700     SH       SOLE                 5700
CONAGRA FOODS INC              COM              205887102 227      7770     SH       SOLE                 7770
COOPER INDUSTRIES LTD CL A     COM              G24182100 273      4030     SH       SOLE                 4030
DELL INC                       COM              24702R101 360      8575     SH       SOLE                 8575
DIEBOLD INC                    COM              253651103 228      4110     SH       SOLE                 4110
DISNEY WALT PRODUCTIONS        COM              254687106 336      12127    SH       SOLE                 12127
DOW CHEMICAL                   COM              260543103 346      7010     SH       SOLE                 7010
DUPONT E I DE NEMOURS & COMPAN COM              263534109 246      5053     SH       SOLE                 5053
EASTMAN KODAK COMPANY          COM              277461109 231      7205     SH       SOLE                 7205
EBAY INC                       COM              278642103 577      4970     SH       SOLE                 4970
EXELON CORPORATION             COM              30161N101 242      5500     SH       SOLE                 5500
EXXON MOBIL CORPORATION        COM              30231G102 2675     52202    SH       SOLE                 52202
GENENTECH INC                  COM              368710406 279      5140     SH       SOLE                 5140
GENERAL ELECTRIC COMPANY       COM              369604103 4164     114111   SH       SOLE                 114111
GLACIER BANCORP INC (MT) NEW   COM              37637Q105 367      10802    SH       SOLE                 10802
HERSHEY FOODS                  COM              427866108 203      3670     SH       SOLE                 3670
INTEL CORP                     COM              458140100 322      13830    SH       SOLE                 13830
JOHNSON & JOHNSON              COM              478160104 518      8174     SH       SOLE                 8174
JP MORGAN CHASE & CO           COM              46625H100 212      5475     SH       SOLE                 5475
LOWE'S COMPANIES INC.          COM              548661107 237      4130     SH       SOLE                 4130
MATTEL INC                     COM              577081102 213      11005    SH       SOLE                 11005
MERCK & COMPANY, INC.          COM              589331107 280      8755     SH       SOLE                 8755
MGIC INVESTMENT CORP           COM              552848103 228      3325     SH       SOLE                 3325
MICRON TECHNOLOGY INC          COM              595112103 184      14965    SH       SOLE                 14965
MICROSOFT CORP.                COM              594918104 361      13550    SH       SOLE                 13550
MOTOROLA INC                   COM              620076109 535      31185    SH       SOLE                 31185
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 321      10710    SH       SOLE                 10710
PFIZER INC.                    COM              717081103 495      18422    SH       SOLE                 18422
QUALCOMM INC                   COM              747525103 236      5600     SH       SOLE                 5600
RAYTHEON CO                    COM              755111507 206      5335     SH       SOLE                 5335
ROYAL DUTCH PETROLEUM CO       COM              780257804 298      5200     SH       SOLE                 5200
SBC COMMUNICATIONS             COM              78387G103 349      13572    SH       SOLE                 13572
STARBUCKS CORP                 COM              855244109 378      6070     SH       SOLE                 6070
SUN LIFE FINANCIAL INC         COM              866796105 437      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 260      5025     SH       SOLE                 5025
TIMKEN CO.                     COM              887389104 229      8870     SH       SOLE                 8870
UNION PACIFIC CORPORATION      COM              907818108 217      3240     SH       SOLE                 3240
UNITED TECHNOLOGIES CORPORATIO COM              913017109 362      3511     SH       SOLE                 3511
UST INC                        COM              902911106 267      5570     SH       SOLE                 5570
VERIZON COMMUNICATIONS         COM              92343V104 480      11864    SH       SOLE                 11864
VIACOM INC CL B                COM              925524308 229      6318     SH       SOLE                 6318
WASHINGTON MUTUAL INC          COM              939322103 254      6026     SH       SOLE                 6026
WELLS FARGO & CO (NEW)         COM              949746101 1126     18122    SH       SOLE                 18122
XEROX CORPORATION              COM              984121103 329      19375    SH       SOLE                 19375